STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY (Tables)	12 Months Ended
Nov. 30, 2025
STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY
Schedule of amount of common stock subject to possible redemption

Common stock subject to possible redemption, November 30, 2024	$—
Gross proceeds	300,000
Less: share issuance costs	(170)
Plus: adjust carrying value to redemption value	170
Common stock subject to possible redemption, November 30, 2025	$300,000